Effects of Regulation	12 Months Ended
Dec. 31, 2012
Effects of Regulation

4. EFFECTS OF REGULATION

Regulatory assets are comprised of the following items:

	December 31,		Remaining
	2012	2011	Recovery Period

Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$86	$56	1 year
Under-recovered Fuel Costs - does not earn a return	2	9	1 year
Total Current Regulatory Assets	$88	$65

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending future
proceedings to determine the recovery method and timing:

Regulatory Assets Currently Earning a Return
Storm Related Costs	$23	$24
Economic Development Rider	13	13
Other Regulatory Assets Not Yet Being Recovered	1	-
Regulatory Assets Currently Not Earning a Return
Storm Related Costs	172	10
Virginia Environmental Rate Adjustment Clause	29	18
Mountaineer Carbon Capture and Storage Product Validation Facility	14	14
Litigation Settlement	11	11
Deferred Wind Power Costs	5	38
Special Rate Mechanism for Century Aluminum	-	13
Other Regulatory Assets Not Yet Being Recovered	36	14
Total Regulatory Assets Not Yet Being Recovered	304	155

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Ohio Fuel Adjustment Clause	519	521	6 years
West Virginia Expanded Net Energy Charge	273	327	(a)
Ohio Deferred Asset Recovery Rider	152	173	6 years
Unamortized Loss on Reacquired Debt	82	92	31 years
Ohio Capacity Deferral	66	-	6 years
Transmission Cost Recovery Rider	49	28	3 years
Meter Replacement Costs	47	39	10 years
Storm Related Costs	36	65	6 years
RTO Formation/Integration Costs	15	18	7 years
Red Rock Generating Facility	10	10	44 years
Economic Development Rider	5	12	1 year
Capacity Auction True-Up	-	692
Other Regulatory Assets Being Recovered	10	15	various
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	1,896	2,308	12 years
Income Taxes, Net	1,353	1,237	44 years
Postemployment Benefits	45	47	5 years
Virginia Transmission Rate Adjustment Clause	33	20	2 years
Cook Nuclear Plant Refueling Outage Levelization	27	41	3 years
Storm Related Costs	27	35	6 years
West Virginia Expanded Net Energy Charge	26	32	(a)
Distribution Decoupling	16	-	2 years
Deferred Restructuring Costs	15	18	6 years
Deferred PJM Fees	14	22	2 years
Vegetation Management	13	11	1 year
Peak Demand Reduction/Energy Efficiency	12	8	1 year
Asset Retirement Obligation	9	14	8 years
Virginia Environmental Rate Adjustment Clause	8	24	1 year
Unrealized Loss on Forward Commitments	8	16	2 years
Restructuring Transition Costs	5	8	4 years
Other Regulatory Assets Being Recovered	31	38	various
Total Regulatory Assets Being Recovered	4,802	5,871

Total Noncurrent Regulatory Assets	$5,106	$6,026

(a)	Request for securitization is pending from the WVPSC to recover $422 million as securitized transition assets from ratepayers over the securitization bond period.

Regulatory liabilities are comprised of the following items:

	December 31,		Remaining
	2012	2011	Refund Period
Current Regulatory Liabilities	(in millions)
Over-recovered Fuel Costs - pays a return	$25	$5	1 year
Over-recovered Fuel Costs - does not pay a return	22	3	1 year
Total Current Regulatory Liabilities	$47	$8

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Louisiana Refundable Construction Financing Costs	$96	$53
Other Regulatory Liabilities Not Yet Being Paid	4	5
Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Not Yet Being Paid	9	8
Total Regulatory Liabilities Not Yet Being Paid	109	66

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	2,511	2,270	(a)
Advanced Metering Infrastructure Surcharge	83	78	8 years
Deferred Investment Tax Credits	23	27	48 years
Excess Earnings	12	13	41 years
Other Regulatory Liabilities Being Paid	1	4	various
Regulatory Liabilities Currently Not Paying a Return
Excess Asset Retirement Obligations for
Nuclear Decommissioning Liability	436	377	(b)
Deferred Investment Tax Credits	136	144	50 years
Over-recovery of Transition Charges	57	41	15 years
Unrealized Gain on Forward Commitments	46	41	5 years
Spent Nuclear Fuel Liability	43	43	(b)
Peak Demand Reduction/Energy Efficiency	31	40	2 years
Deferred State Income Tax Coal Credits	29	29	10 years
Other Regulatory Liabilities Being Paid	27	22	various
Total Regulatory Liabilities Being Paid	3,435	3,129

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$3,544	$3,195

(a)	Relieved as removal costs are incurred.
(b)	Relieved when plant is decommissioned.

Appalachian Power Co [Member]
Effects of Regulation

3. EFFECTS OF REGULATION

Regulatory assets and liabilities are comprised of the following items:

	APCo			I&M
			Remaining			Remaining
	December 31,		Recovery	December 31,		Recovery
Regulatory Assets:	2012	2011	Period	2012	2011	Period
	(in thousands)			(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$74,906	$41,105	1 year	$3,029	$-	1 year
Under-recovered Fuel Costs - does not earn a return	-	-		1,647	8,876	1 year
Total Current Regulatory Assets	$74,906	$41,105		$4,676	$8,876

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending
future proceedings to determine the recovery
method and timing:

Regulatory Assets Currently Not Earning a Return
Storm Related Costs	$94,458	$-		$-	$-
Virginia Environmental Rate Adjustment Clause	29,320	17,950		-	-
Mountaineer Carbon Capture and Storage
Product Validation Facility	14,155	14,155		-	-
Dresden Plant Operating Costs	8,758	-		-	-
Deferred Wind Power Costs	5,143	38,192		-	-
Transmission Agreement Phase-In	2,992	1,925		-	-
Mountaineer Carbon Capture and Storage
Commercial Scale Facility	1,287	1,335		1,380	1,680
Special Rate Mechanism for Century Aluminum	-	12,811		-	-
Litigation Settlement	-	-		11,098	10,803
Other Regulatory Assets Not Yet Being Recovered	1,447	1,010		786	-
Total Regulatory Assets Not Yet Being Recovered	157,560	87,378		13,264	12,483

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
West Virginia Expanded Net Energy Charge	272,783	326,766	(a)	-	-
Storm Related Costs	21,371	25,225	6 years	-	-
Unamortized Loss on Reacquired Debt	12,969	13,592	30 years	15,871	17,355	20 years
RTO Formation/Integration Costs	4,370	5,194	7 years	3,229	3,858	7 years
Customer Choice Implementation Costs	-	-		1,493	4,680	1 year
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	525,549	512,025	26 years	222,252	188,749	36 years
Pension and OPEB Funded Status	312,645	362,322	12 years	220,797	291,392	12 years
Virginia Transmission Rate Adjustment Clause	32,992	19,553	2 years	-	-
West Virginia Expanded Net Energy Charge	25,932	31,979	(a)	-	-
Postemployment Benefits	22,663	22,645	5 years	8,897	9,137	5 years
Storm Related Costs	13,712	16,324	6 years	-	-
Deferred Restructuring Costs	10,531	12,537	6 years	3,688	4,952	3 years
Asset Retirement Obligation	8,489	10,524	5 years	808	3,396	8 years
Virginia Environmental Rate Adjustment Clause	8,347	23,844	1 year	-	-
Virginia Generation Rate Adjustment Clause	3,469	-	1 year	-	-
Deferred Wind Power Costs	915	6,284	1 year	-	-
Virginia Environmental and Reliability Costs	560	3,838	1 year	-	-
Cook Nuclear Plant Refueling Outage Levelization	-	-		26,652	40,551	3 years
Deferred PJM Fees	-	-		13,998	21,746	2 years
River Transportation Division Expenses	-	-		4,576	1,899	1 year
Peak Demand Reduction/Energy Efficiency	-	-		2,608	1,387	1 year
Other Regulatory Assets Being Recovered	847	1,163	various	1,886	1,394	various
Total Regulatory Assets Being Recovered	1,278,144	1,393,815		526,755	590,496

Total Noncurrent Regulatory Assets	$1,435,704	$1,481,193		$540,019	$602,979

(a)	Request for securitization is pending from the WVPSC to recover $422 million as securitized transition assets from ratepayers over the securitization bond period.

	APCo			I&M
			Remaining			Remaining
	December 31,		Refund	December 31,		Refund
Regulatory Liabilities:	2012	2011	Period	2012	2011	Period
	(in thousands)			(in thousands)
Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$-	$-		$-	$25
Total Current Regulatory Liabilities	$-	$-		$-	$25

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Other Regulatory Liabilities Not Yet Being Paid	$-	$-		$-	$318
Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Not Yet Being Paid	249	327		124	136
Total Regulatory Liabilities Not Yet Being Paid	249	327		124	454

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	552,590	526,885	(a)	381,116	362,134	(a)
Deferred Investment Tax Credits	2,823	3,231	48 years	-	-
Regulatory Liabilities Currently Not Paying a Return
Deferred State Income Tax Coal Credits	29,296	28,727	10 years	-	-
Unrealized Gain on Forward Commitments	21,433	15,597	5 years	19,872	21,785	5 years
Deferred Investment Tax Credits	382	1,214	3 years	48,130	52,633	25 years
Peak Demand Reduction/Energy Efficiency	907	811	1 year	11,080	11,078	1 year
Excess Asset Retirement Obligations for Nuclear
Decommissioning Liability	-	-		435,717	377,162	(b)
Spent Nuclear Fuel Liability	-	-		42,898	42,603	(b)
Off-system Sales Margin Sharing	-	-		7,611	5,892	1 year
Indiana Clean Coal Technology Rider	-	-		774	1,242	1 year
Other Regulatory Liabilities Being Paid	-	-		970	219	various
Total Regulatory Liabilities Being Paid	607,431	576,465		948,168	874,748

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$607,680	$576,792		$948,292	$875,202

(a)	Relieved as removal costs are incurred.
(b)	Relieved when plant is decommissioned.

Indiana Michigan Power Co [Member]
Effects of Regulation

3. EFFECTS OF REGULATION

Regulatory assets and liabilities are comprised of the following items:

	APCo			I&M
			Remaining			Remaining
	December 31,		Recovery	December 31,		Recovery
Regulatory Assets:	2012	2011	Period	2012	2011	Period
	(in thousands)			(in thousands)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$74,906	$41,105	1 year	$3,029	$-	1 year
Under-recovered Fuel Costs - does not earn a return	-	-		1,647	8,876	1 year
Total Current Regulatory Assets	$74,906	$41,105		$4,676	$8,876

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending
future proceedings to determine the recovery
method and timing:

Regulatory Assets Currently Not Earning a Return
Storm Related Costs	$94,458	$-		$-	$-
Virginia Environmental Rate Adjustment Clause	29,320	17,950		-	-
Mountaineer Carbon Capture and Storage
Product Validation Facility	14,155	14,155		-	-
Dresden Plant Operating Costs	8,758	-		-	-
Deferred Wind Power Costs	5,143	38,192		-	-
Transmission Agreement Phase-In	2,992	1,925		-	-
Mountaineer Carbon Capture and Storage
Commercial Scale Facility	1,287	1,335		1,380	1,680
Special Rate Mechanism for Century Aluminum	-	12,811		-	-
Litigation Settlement	-	-		11,098	10,803
Other Regulatory Assets Not Yet Being Recovered	1,447	1,010		786	-
Total Regulatory Assets Not Yet Being Recovered	157,560	87,378		13,264	12,483

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
West Virginia Expanded Net Energy Charge	272,783	326,766	(a)	-	-
Storm Related Costs	21,371	25,225	6 years	-	-
Unamortized Loss on Reacquired Debt	12,969	13,592	30 years	15,871	17,355	20 years
RTO Formation/Integration Costs	4,370	5,194	7 years	3,229	3,858	7 years
Customer Choice Implementation Costs	-	-		1,493	4,680	1 year
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	525,549	512,025	26 years	222,252	188,749	36 years
Pension and OPEB Funded Status	312,645	362,322	12 years	220,797	291,392	12 years
Virginia Transmission Rate Adjustment Clause	32,992	19,553	2 years	-	-
West Virginia Expanded Net Energy Charge	25,932	31,979	(a)	-	-
Postemployment Benefits	22,663	22,645	5 years	8,897	9,137	5 years
Storm Related Costs	13,712	16,324	6 years	-	-
Deferred Restructuring Costs	10,531	12,537	6 years	3,688	4,952	3 years
Asset Retirement Obligation	8,489	10,524	5 years	808	3,396	8 years
Virginia Environmental Rate Adjustment Clause	8,347	23,844	1 year	-	-
Virginia Generation Rate Adjustment Clause	3,469	-	1 year	-	-
Deferred Wind Power Costs	915	6,284	1 year	-	-
Virginia Environmental and Reliability Costs	560	3,838	1 year	-	-
Cook Nuclear Plant Refueling Outage Levelization	-	-		26,652	40,551	3 years
Deferred PJM Fees	-	-		13,998	21,746	2 years
River Transportation Division Expenses	-	-		4,576	1,899	1 year
Peak Demand Reduction/Energy Efficiency	-	-		2,608	1,387	1 year
Other Regulatory Assets Being Recovered	847	1,163	various	1,886	1,394	various
Total Regulatory Assets Being Recovered	1,278,144	1,393,815		526,755	590,496

Total Noncurrent Regulatory Assets	$1,435,704	$1,481,193		$540,019	$602,979

(a)	Request for securitization is pending from the WVPSC to recover $422 million as securitized transition assets from ratepayers over the securitization bond period.

	APCo			I&M
			Remaining			Remaining
	December 31,		Refund	December 31,		Refund
Regulatory Liabilities:	2012	2011	Period	2012	2011	Period
	(in thousands)			(in thousands)
Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$-	$-		$-	$25
Total Current Regulatory Liabilities	$-	$-		$-	$25

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Other Regulatory Liabilities Not Yet Being Paid	$-	$-		$-	$318
Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Not Yet Being Paid	249	327		124	136
Total Regulatory Liabilities Not Yet Being Paid	249	327		124	454

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	552,590	526,885	(a)	381,116	362,134	(a)
Deferred Investment Tax Credits	2,823	3,231	48 years	-	-
Regulatory Liabilities Currently Not Paying a Return
Deferred State Income Tax Coal Credits	29,296	28,727	10 years	-	-
Unrealized Gain on Forward Commitments	21,433	15,597	5 years	19,872	21,785	5 years
Deferred Investment Tax Credits	382	1,214	3 years	48,130	52,633	25 years
Peak Demand Reduction/Energy Efficiency	907	811	1 year	11,080	11,078	1 year
Excess Asset Retirement Obligations for Nuclear
Decommissioning Liability	-	-		435,717	377,162	(b)
Spent Nuclear Fuel Liability	-	-		42,898	42,603	(b)
Off-system Sales Margin Sharing	-	-		7,611	5,892	1 year
Indiana Clean Coal Technology Rider	-	-		774	1,242	1 year
Other Regulatory Liabilities Being Paid	-	-		970	219	various
Total Regulatory Liabilities Being Paid	607,431	576,465		948,168	874,748

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$607,680	$576,792		$948,292	$875,202

(a)	Relieved as removal costs are incurred.
(b)	Relieved when plant is decommissioned.

Ohio Power Co [Member]
Effects of Regulation

3. EFFECTS OF REGULATION

Regulatory assets and liabilities are comprised of the following items:

	OPCo
			Remaining
	December 31,		Recovery
	2012	2011	Period
Regulatory Assets:	(in thousands)

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending future proceedings to determine the recovery method and timing:

Regulatory Assets Currently Earning a Return
Economic Development Rider	$13,213	$12,572
Regulatory Assets Currently Not Earning a Return
Storm Related Costs	61,828	8,375
Ormet Delayed Payment Arrangement	5,453	-
Other Regulatory Assets Not Yet Being Recovered	30	-
Total Regulatory Assets Not Yet Being Recovered	80,524	20,947

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Ohio Fuel Adjustment Clause	518,595	506,607	6 years
Ohio Deferred Asset Recovery Rider	152,039	173,274	6 years
Ohio Capacity Deferral	65,818	-	6 years
Transmission Cost Recovery Rider	49,391	28,404	3 years
Unamortized Loss on Reacquired Debt	13,215	14,552	26 years
RTO Formation/Integration Costs	6,594	7,836	7 years
Economic Development Rider	5,488	11,738	1 year
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	309,685	389,712	12 years
Income Taxes, Net	190,685	190,981	21 years
Distribution Decoupling	16,198	-	2 years
Postemployment Benefits	7,658	8,669	5 years
Partnership with Ohio Contribution	2,405	3,400	3 years
Distribution Investment Rider	1,304	-	1 year
Unrealized Loss on Forward Commitments	810	9,930	1 year
Enhanced Service Reliability Plan	557	4,454	1 year
Total Regulatory Assets Being Recovered	1,340,442	1,349,557

Total Noncurrent Regulatory Assets	$1,420,966	$1,370,504

	OPCo
			Remaining
	December 31,		Refund
	2012	2011	Period
Regulatory Liabilities:	(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$14,848	$-	1 year
Total Current Regulatory Liabilities	$14,848	$-

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
IGCC Preconstruction Costs	$4,411	$4,196
Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Not Yet Being Paid	216	216
Total Regulatory Liabilities Not Yet Being Paid	4,627	4,412

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	416,461	251,100	(a)
Deferred Investment Tax Credits	322	549	9 years
Economic Development Rider	-	2,428
Transmission Cost Recovery Rider	-	542
Regulatory Liabilities Currently Not Paying a Return
Peak Demand Reduction/Energy Efficiency	12,596	19,124	2 years
Deferred Investment Tax Credits	11,321	12,944	12 years
Over-recovery of Costs Related to gridSMART®	3,501	7,504	2 years
Low Income Customers/Economic Recovery	2,243	2,521	3 years
Total Regulatory Liabilities Being Paid	446,444	296,712

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$451,071	$301,124

(a)	Relieved as removal costs are incurred.

Public Service Co of Oklahoma [Member]
Effects of Regulation

3. EFFECTS OF REGULATION

Regulatory assets and liabilities are comprised of the following items:

	PSO			SWEPCo
			Remaining			Remaining
	December 31,		Recovery	December 31,		Recovery
	2012	2011	Period	2012	2011	Period
Regulatory Assets:	(in thousands)			(in thousands)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$-	$4,313		$8,527	$10,843	1 year
Total Current Regulatory Assets	$-	$4,313		$8,527	$10,843

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending
future proceedings to determine the recovery
method and timing:

Regulatory Assets Currently Not Earning a Return
Rate Case Expense	$-	$-		$4,517	$-
Mountaineer Carbon Capture and Storage
Commercial Scale Facility	-	-		2,295	2,380
Other Regulatory Assets Not Yet Being Recovered	423	-		2,188	1,699
Total Regulatory Assets Not Yet Being Recovered	423	-		9,000	4,079

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Storm Related Costs	14,172	38,659	1 year	337	965	1 year
Unamortized Loss on Reacquired Debt	10,923	12,538	20 years	9,379	10,768	31 years
Red Rock Generating Facility	9,954	10,180	44 years	-	-
Acquisition of Valley Electric Membership
Corporation (VEMCO)	-	-		6,443	8,789	3 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	133,404	178,295	12 years	143,226	176,587	12 years
Vegetation Management	13,388	11,196	1 year	-	-
Peak Demand Reduction/Energy Efficiency	6,248	4,394	1 year	1,467	1,284	1 year
Unrealized Loss on Forward Commitments	5,347	1,706	1 year	427	4,684	1 year
Deferral of Major Generation Overhauls	4,533	6,133	5 years	-	-
Income Taxes, Net	3,785	2,923	34 years	230,220	178,826	40 years
Rate Case Expense	-	216		1,168	3,602	1 year
Dolet Hills Deferred Fuel	-	-		1,048	1,886	2 years
Storm Related Costs	-	-		400	2,556	1 year
Other Regulatory Assets Being Recovered	151	305	various	163	250	various
Total Regulatory Assets Being Recovered	201,905	266,545		394,278	390,197

Total Noncurrent Regulatory Assets	$202,328	$266,545		$403,278	$394,276

	PSO			SWEPCo
			Remaining			Remaining
	December 31,		Refund	December 31,		Refund
	2012	2011	Period	2012	2011	Period
Regulatory Liabilities:	(in thousands)			(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$7,945	$-	1 year	$16,761	$5,032	1 year
Total Current Regulatory Liabilities	$7,945	$-		$16,761	$5,032

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Louisiana Refundable Construction Financing Costs	$-	$-		$96,094	$52,594
Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to gridSMART®	3,964	4,232		-	-
Storm Related Costs	3,207	2,248		-	-
Other Regulatory Liabilities Not Yet Being Paid	1,613	-		-	806
Total Regulatory Liabilities Not Yet Being Paid	8,784	6,480		96,094	53,400

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	280,446	280,491	(a)	362,838	353,067	(a)
Excess Earnings	-	-		2,975	3,047	41 years
Other Regulatory Liabilities Being Paid	-	-		838	1,305	various
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	42,345	40,310	36 years	12,769	13,318	26 years
Base Load Purchase Power Contract	8,484	-	1 year	-	-
Peak Demand Reduction/Energy Efficiency	2,915	6,444	1 year	-	-
Vegetation Management	-	-		130	3,158	1 year
Other Regulatory Liabilities Being Paid	1,843	1,087	various	827	1,276	various
Total Regulatory Liabilities Being Paid	336,033	328,332		380,377	375,171

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$344,817	$334,812		$476,471	$428,571

(a)	Relieved as removal costs are incurred.

Southwestern Electric Power Co [Member]
Effects of Regulation

3. EFFECTS OF REGULATION

Regulatory assets and liabilities are comprised of the following items:

	PSO			SWEPCo
			Remaining			Remaining
	December 31,		Recovery	December 31,		Recovery
	2012	2011	Period	2012	2011	Period
Regulatory Assets:	(in thousands)			(in thousands)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$-	$4,313		$8,527	$10,843	1 year
Total Current Regulatory Assets	$-	$4,313		$8,527	$10,843

Noncurrent Regulatory Assets
Regulatory assets not yet being recovered pending
future proceedings to determine the recovery
method and timing:

Regulatory Assets Currently Not Earning a Return
Rate Case Expense	$-	$-		$4,517	$-
Mountaineer Carbon Capture and Storage
Commercial Scale Facility	-	-		2,295	2,380
Other Regulatory Assets Not Yet Being Recovered	423	-		2,188	1,699
Total Regulatory Assets Not Yet Being Recovered	423	-		9,000	4,079

Regulatory assets being recovered:

Regulatory Assets Currently Earning a Return
Storm Related Costs	14,172	38,659	1 year	337	965	1 year
Unamortized Loss on Reacquired Debt	10,923	12,538	20 years	9,379	10,768	31 years
Red Rock Generating Facility	9,954	10,180	44 years	-	-
Acquisition of Valley Electric Membership
Corporation (VEMCO)	-	-		6,443	8,789	3 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	133,404	178,295	12 years	143,226	176,587	12 years
Vegetation Management	13,388	11,196	1 year	-	-
Peak Demand Reduction/Energy Efficiency	6,248	4,394	1 year	1,467	1,284	1 year
Unrealized Loss on Forward Commitments	5,347	1,706	1 year	427	4,684	1 year
Deferral of Major Generation Overhauls	4,533	6,133	5 years	-	-
Income Taxes, Net	3,785	2,923	34 years	230,220	178,826	40 years
Rate Case Expense	-	216		1,168	3,602	1 year
Dolet Hills Deferred Fuel	-	-		1,048	1,886	2 years
Storm Related Costs	-	-		400	2,556	1 year
Other Regulatory Assets Being Recovered	151	305	various	163	250	various
Total Regulatory Assets Being Recovered	201,905	266,545		394,278	390,197

Total Noncurrent Regulatory Assets	$202,328	$266,545		$403,278	$394,276

	PSO			SWEPCo
			Remaining			Remaining
	December 31,		Refund	December 31,		Refund
	2012	2011	Period	2012	2011	Period
Regulatory Liabilities:	(in thousands)			(in thousands)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$7,945	$-	1 year	$16,761	$5,032	1 year
Total Current Regulatory Liabilities	$7,945	$-		$16,761	$5,032

Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits
Regulatory liabilities not yet being paid:

Regulatory Liabilities Currently Paying a Return
Louisiana Refundable Construction Financing Costs	$-	$-		$96,094	$52,594
Regulatory Liabilities Currently Not Paying a Return
Over-recovery of Costs Related to gridSMART®	3,964	4,232		-	-
Storm Related Costs	3,207	2,248		-	-
Other Regulatory Liabilities Not Yet Being Paid	1,613	-		-	806
Total Regulatory Liabilities Not Yet Being Paid	8,784	6,480		96,094	53,400

Regulatory liabilities being paid:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	280,446	280,491	(a)	362,838	353,067	(a)
Excess Earnings	-	-		2,975	3,047	41 years
Other Regulatory Liabilities Being Paid	-	-		838	1,305	various
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	42,345	40,310	36 years	12,769	13,318	26 years
Base Load Purchase Power Contract	8,484	-	1 year	-	-
Peak Demand Reduction/Energy Efficiency	2,915	6,444	1 year	-	-
Vegetation Management	-	-		130	3,158	1 year
Other Regulatory Liabilities Being Paid	1,843	1,087	various	827	1,276	various
Total Regulatory Liabilities Being Paid	336,033	328,332		380,377	375,171

Total Noncurrent Regulatory Liabilities and
Deferred Investment Tax Credits	$344,817	$334,812		$476,471	$428,571

(a)	Relieved as removal costs are incurred.